Financial assets and financial liabilities - Exchange rate risk (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Disclosure of financial liabilities [line items]
Value of financial instrument, financial assets	R$ (268,314)	R$ (211,986)	R$ (113,934)	R$ (102,128)
Percentage of variation in the rates used in sensitivity analysis for which defines possible scenario	25.00%
Percentage of variation in the rates used in sensitivity analysis for which defines remote scenario	75.00%
Exchange rate risk | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Value of financial instrument, financial assets	R$ 8,331
Current exchange rate	4.8413
Probable scenario	R$ (7)
Possible scenario exchange rate variation	(2,083)
Remote scenario exchange rate variation	R$ (6,248)